EARNINGS (LOSS) PER SHARE - Antidilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Antidilutive securities (in shares)	12.0	3.3
Options
Earnings per share [line items]
Antidilutive securities (in shares)	5.1	3.3
Share units
Earnings per share [line items]
Antidilutive securities (in shares)	6.9	0.0